UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–102.7%
	MUNICIPAL BONDS–102.7%
	Consumer Staples–4.9%
$ 520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B-	$492,528
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28	12/18 at 100.00	B3	1,014,850
205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B-	205,004
1,165	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	N/R	1,164,825
960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	6/17 at 100.00	N/R	960,634
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	5/17 at 100.00	B+	1,479,510
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	750,105
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	641,925
1,535	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/17 at 100.00	Ba1	1,540,833
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
130	4.625%, 6/01/26	6/17 at 100.00	Ba3	130,005
150	5.000%, 6/01/29	6/17 at 100.00	B	149,894
325	4.750%, 6/01/34	6/17 at 100.00	B-	311,447
2,510	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	No Opt. Call	N/R	2,564,392
11,375	Total Consumer Staples			11,405,952
	Education and Civic Organizations–6.3%
675	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents University of Kansas Medical Center Research Institute, Series 2010N, 5.000%, 4/01/29	4/20 at 100.00	Aa2	732,604
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa2	271,963
	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	1,884,722
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,214,180
3,190	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	3,256,862
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	5/17 at 100.00	BBB	1,002,280
NUVEEN      1

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,750	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	$1,788,937
3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	3,477,311
13,690	Total Education and Civic Organizations			14,628,859
	Financials–0.5%
1,020	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,221,940
	Health Care–15.4%
400	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41	12/26 at 100.00	Baa2	414,348
875	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	889,411
3,950	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2010Q, 5.000%, 5/15/35	5/19 at 100.00	A2	4,137,743
5,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.125%, 3/01/39	3/20 at 100.00	AA-	5,316,800
3,715	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/29	11/19 at 100.00	A2	4,009,637
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,159,420
8,650	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.750%, 11/15/38 (UB) (4)	11/19 at 100.00	AA	9,509,637
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
135	5.000%, 1/01/23	1/20 at 100.00	AA-	147,975
197	5.000%, 1/01/40 (UB)	1/20 at 100.00	AA-	209,496
1,750	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 16.158%, 1/01/18 (IF)	No Opt. Call	AA-	2,457,473
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A+	3,317,550
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2010A, 5.000%, 9/01/30	9/19 at 100.00	A+	1,073,970
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	No Opt. Call	AA-	2,211,360
32,672	Total Health Care			35,854,820
	Housing/Single Family–0.0%
15	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	15,704
	Industrials–1.1%
180	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.500%, 5/01/17	No Opt. Call	B	180,679
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 425	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	$422,446
360	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	374,098
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
205	5.500%, 12/01/22	12/18 at 100.00	B	206,314
355	5.250%, 12/01/25	12/23 at 100.00	B	358,103
530	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B	537,759
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	456,036
2,490	Total Industrials			2,535,435
	Long-Term Care–4.4%
3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	A	3,370,000
	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
35	5.375%, 5/15/27	5/17 at 100.00	N/R	35,069
1,100	5.500%, 5/15/39	5/17 at 100.00	N/R	1,101,441
2,030	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc, Refunding Series 2005A, 5.600%, 5/15/28	5/17 at 100.00	N/R	2,030,690
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,881,538
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	694,154
9,670	Total Long-Term Care			10,112,892
	Tax Obligation/General–7.4%
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36	12/22 at 100.00	A	2,135,780
1,500	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	1,663,920
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,633,625
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,332,880
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,508,594
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,703,264
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,452,462
45	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding & Improvement Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AA	47,542
NUVEEN      3

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	AA+	$2,208,620
390	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA-	414,749
15,125	Total Tax Obligation/General			17,101,436
	Tax Obligation/Limited–24.7%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,662,797
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,525,062
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	A	2,059,690
3,000	5.000%, 11/15/30	11/25 at 100.00	A	3,199,110
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
650	5.250%, 1/01/36	1/22 at 100.00	A	678,425
3,375	5.125%, 1/01/42	1/22 at 100.00	A	3,491,606
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
1,495	5.000%, 1/01/32	No Opt. Call	A	1,544,186
1,910	5.000%, 1/01/42	1/22 at 100.00	A	1,963,575
990	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.500%, 11/01/40	No Opt. Call	A-	1,155,459
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BBB+	1,126,340
1,310	5.000%, 12/01/32	12/26 at 100.00	BBB+	1,422,621
3,290	5.000%, 12/01/33	12/26 at 100.00	BBB+	3,545,172
4,250	5.000%, 12/01/46	12/26 at 100.00	BBB+	4,533,687
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	797,270
	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,320	4.000%, 9/01/25	9/20 at 100.00	AAA	1,422,181
1,020	4.000%, 9/01/26	9/20 at 100.00	AAA	1,098,234
1,000	4.000%, 9/01/27	9/20 at 100.00	AAA	1,076,700
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,317,881
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,379,080
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	AAA	1,733,550
1,670	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	1,804,335
40	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	5/17 at 100.00	AA-	40,150
360	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50	No Opt. Call	BBB-	365,407
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	5/17 at 100.00	BB+	$4,999,500
2,080	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	2,142,920
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
200	5.250%, 12/15/29	12/22 at 100.00	N/R	174,616
200	6.100%, 12/15/34	No Opt. Call	N/R	174,106
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	2,473,274
1,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	Ca	1,579,695
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,095,160
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A+	1,604,681
1,260	5.000%, 12/01/26	12/24 at 100.00	A+	1,466,123
700	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	688,030
54,230	Total Tax Obligation/Limited			57,340,623
	Transportation–5.6%
1,800	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	2,046,960
505	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB-	536,593
1,930	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	2,150,753
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	107,401
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	5/17 at 100.00	N/R	1,002,540
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,705	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,795,945
1,405	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,465,471
1,515	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,595,113
1,225	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	1,295,634
NUVEEN      5

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	$ 1,015,119
12,130	Total Transportation			13,011,529
	U.S. Guaranteed–18.0% (5)
2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (5)	2,120,180
1,000	Dodge City, Kansas, Sales Tax Revenue Bonds, Series 2009, 5.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	1,087,990
2,500	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	2,575,850
1,115	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (5)	1,251,833
3,000	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (5)	3,472,980
	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics, Inc., Project, Series 2012B-1:
1,750	5.000%, 7/01/30 (Pre-refunded 7/01/17)	7/17 at 100.00	A- (5)	1,775,865
1,855	5.000%, 7/01/32 (Pre-refunded 7/01/17)	7/17 at 100.00	A- (5)	1,882,417
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28 (Pre-refunded 11/15/17)	11/17 at 100.00	A2 (5)	2,066,160
2,400	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (Pre-refunded 11/15/17) (UB) (4)	11/17 at 100.00	AA (5)	2,471,928
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
865	5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (5)	957,062
1,318	5.000%, 1/01/40 (Pre-refunded 1/01/20) (UB)	1/20 at 100.00	N/R (5)	1,458,714
	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A:
1,090	5.750%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (5)	1,117,708
2,160	5.750%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	N/R (5)	2,215,469
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (5)	1,181,150
1,955	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding & Improvement Series 2008, 5.000%, 9/01/23 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	AA (5)	2,069,426
500	Unified School District 470, Cowley County, Kansas, General Obligation Bonds, Series 2008A, 5.500%, 9/01/21 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 100.00	AA (5)	534,635
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (5)	4,640,720
2,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA- (5)	2,747,400
1,695	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (5)	1,813,209
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
$ 1,075	5.000%, 9/01/29 (Pre-refunded 3/01/19) – BHAC Insured	3/19 at 100.00	AA+ (5)	$1,160,151
3,000	5.250%, 9/01/34 (Pre-refunded 3/01/19) – BHAC Insured	3/19 at 100.00	AA+ (5)	3,252,510
38,778	Total U.S. Guaranteed			41,853,357
	Utilities–9.3%
1,255	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 0.000%, 4/01/41	No Opt. Call	CCC+	439,250
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 – NPFG Insured	6/25 at 100.00	AA-	1,570,125
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,539,601
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,121,150
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,116,160
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,702,245
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,579,893
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,416,395
2,575	5.000%, 12/01/31	12/20 at 100.00	A3	2,715,363
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	CCC+	350,000
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	CCC+	180,250
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB-	914,015
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A+	2,506,995
1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A+	1,704,096
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A+	2,778,950
22,260	Total Utilities			21,634,488
	Water and Sewer–5.1%
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A-	546,380
2,000	5.500%, 7/01/43	7/23 at 100.00	A-	2,193,440
6,440	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	6,793,620
NUVEEN      7

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28	10/21 at 100.00	AA-	$ 2,255,379
10,940	Total Water and Sewer			11,788,819
$ 224,395	Total Long-Term Investments (cost $232,792,243)			238,505,854

Floating Rate Obligations–(4.1)%	(9,420,000)
Other Assets Less Liabilities–1.4%	3,056,515
Net Assets–100%	$232,142,369
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$238,505,854	$ —	$238,505,854
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $222,971,183.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$10,625,401
Depreciation	(4,510,319)
Net unrealized appreciation (depreciation) of investments	$ 6,115,082
8      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      9

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–101.6%
	MUNICIPAL BONDS–101.6%
	Education and Civic Organizations–11.3%
$ 880	Eastern Kentucky University, General Receipts Bonds, Refunding Series 2012A, 5.000%, 4/01/20	No Opt. Call	Aa3	$974,389
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,500	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,611,350
2,500	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,597,100
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (Alternative Minimum Tax)	No Opt. Call	A	985,662
700	5.000%, 6/01/23 (Alternative Minimum Tax)	No Opt. Call	A	768,082
400	5.000%, 6/01/24 (Alternative Minimum Tax)	No Opt. Call	A	439,332
1,500	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,557,645
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	1,911,093
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,239,730
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	Aa3	1,312,459
1,075	5.000%, 3/01/27	3/25 at 100.00	Aa3	1,245,173
2,290	Northern Kentucky University, General Receipts Bonds, Refunding Series 2016A, 5.000%, 9/01/23	No Opt. Call	Aa3	2,673,781
	University of Kentucky, General Receipts Bonds, Refunding Series 2012A:
1,435	5.000%, 5/01/19	No Opt. Call	AA	1,558,080
1,185	5.000%, 5/01/20	No Opt. Call	AA	1,325,778
2,340	5.000%, 5/01/21	No Opt. Call	AA	2,687,630
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,710,760
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,329,960
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2011A:
150	5.000%, 9/01/20	No Opt. Call	AA-	168,623
2,005	5.000%, 9/01/26	9/21 at 100.00	AA-	2,257,830
1,910	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	AA-	2,160,535
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Western Kentucky University, General Receipts Revenue Bonds, Series 2016A:
$ 2,690	5.000%, 9/01/25	No Opt. Call	Aa3	$3,149,317
2,820	5.000%, 9/01/26	9/25 at 100.00	Aa3	3,275,204
37,405	Total Education and Civic Organizations			41,939,513
	Health Care–21.9%
	Glasgow, Kentucky, Healthcare Revenue Bonds, T.J. Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB-	108,118
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB-	2,214,740
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB-	3,661,224
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	8,987,840
	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
3,925	5.500%, 6/01/21	6/20 at 100.00	BBB+	4,385,324
165	6.375%, 6/01/40	6/20 at 100.00	BBB+	179,903
5,150	6.500%, 3/01/45	6/20 at 100.00	BBB+	5,619,834
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
1,100	5.375%, 8/15/24	8/19 at 100.00	A+	1,158,773
7,090	5.625%, 8/15/27	8/19 at 100.00	A+	7,435,425
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
1,500	5.000%, 8/15/42	8/21 at 100.00	A+	1,562,610
3,000	5.250%, 8/15/46	8/21 at 100.00	A+	3,155,610
1,295	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/24	5/19 at 100.00	A3	1,371,664
10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A3	10,375,700
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26	6/22 at 100.00	A3	3,619,796
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Baa3	2,112,240
7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	8,457,225
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26	No Opt. Call	A	9,039,680
3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A+	3,513,412
NUVEEN      11

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
$ 1,980	5.000%, 10/01/33	10/22 at 100.00	A+	$2,128,540
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,133,300
74,685	Total Health Care			81,220,958
	Housing/Multifamily–0.3%
1,160	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory Put 6/01/23)	6/17 at 100.00	N/R	1,166,682
	Housing/Single Family–0.7%
	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2011B:
150	3.000%, 1/01/21	No Opt. Call	AAA	158,252
485	3.000%, 7/01/21	No Opt. Call	AAA	513,571
705	3.100%, 7/01/22	7/21 at 100.00	AAA	743,563
360	3.300%, 1/01/23	7/21 at 100.00	AAA	377,068
595	3.300%, 7/01/23	7/21 at 100.00	AAA	625,619
25	3.625%, 1/01/25	7/21 at 100.00	AAA	26,087
2,320	Total Housing/Single Family			2,444,160
	Tax Obligation/General–0.8%
365	Crittenden County, Kentucky, General Obligation Bonds, Series 2007, 6.000%, 12/01/27	12/17 at 100.00	N/R	370,957
2,205	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Center City Project Series 2016, 4.000%, 12/01/30	12/25 at 100.00	AAA	2,380,694
200	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2010, 4.000%, 11/01/17	No Opt. Call	AAA	204,512
2,770	Total Tax Obligation/General			2,956,163
	Tax Obligation/Limited–21.3%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	Aa3	1,462,938
1,760	5.000%, 8/01/25	2/25 at 100.00	Aa3	2,073,386
1,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund First Series 2010A, 5.000%, 9/01/21	9/20 at 100.00	AA	1,117,710
2,000	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,911,020
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,950	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	2,032,407
3,450	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	3,608,114
4,630	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	4,836,868
9,350	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	9,767,758
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
$ 3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA	$2,881,601
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AA	2,933,325
5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bonds Trust 2016-XG0027, Formerly Tender Option Bonds Trust 11810, 18.773%, 12/01/28 – AGC Insured (IF)	6/18 at 100.00	AA	5,845,200
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	Aa3	7,969,010
6,000	5.000%, 4/01/38	4/27 at 100.00	Aa3	6,699,960
125	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/19 – NPFG Insured	No Opt. Call	AA-	135,920
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
285	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AA	305,246
285	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AA	305,246
2,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2010A, 5.000%, 7/01/20	No Opt. Call	Aa2	2,230,060
1,800	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2011A, 5.000%, 7/01/24	7/21 at 100.00	Aa2	2,048,400
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
500	5.000%, 7/01/24	7/22 at 100.00	Aa2	574,945
4,000	5.000%, 7/01/30	7/22 at 100.00	Aa2	4,497,000
6,740	5.000%, 7/01/31	7/22 at 100.00	Aa2	7,555,944
	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A:
2,990	5.000%, 6/01/20	No Opt. Call	Aa3	3,322,996
1,000	5.000%, 6/01/21	No Opt. Call	Aa3	1,135,050
3,000	5.250%, 6/01/29	6/21 at 100.00	Aa3	3,318,510
500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	B	522,465
73,870	Total Tax Obligation/Limited			79,091,079
	Transportation–10.0%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A+	1,889,095
1,855	5.000%, 1/01/30	1/26 at 100.00	A+	2,098,079
1,750	5.000%, 1/01/31	1/26 at 100.00	A+	1,969,310
1,620	5.000%, 1/01/32	1/26 at 100.00	A+	1,812,489
1,520	5.000%, 1/01/33	1/26 at 100.00	A+	1,721,674
2,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	1,584,140
NUVEEN      13

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
$ 475	5.000%, 7/01/17	No Opt. Call	Baa3	$480,681
250	5.750%, 7/01/49	7/23 at 100.00	Baa3	274,020
10,000	6.000%, 7/01/53	7/23 at 100.00	Baa3	11,186,700
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Alternative Minimum Tax)	No Opt. Call	AA	1,356,633
1,100	5.000%, 7/01/31 (Alternative Minimum Tax)	No Opt. Call	AA	1,218,679
1,000	5.000%, 7/01/38	No Opt. Call	AA	1,095,410
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,250	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,412,950
1,625	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	1,857,521
1,555	5.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,724,977
1,500	5.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,656,765
	River City Inc Parking Authority, Kentucky, First Mortgage Bonds, Refunding Series 2016B:
1,495	5.000%, 12/01/26	6/26 at 100.00	AA	1,778,646
1,575	5.000%, 12/01/27	6/26 at 100.00	AA	1,860,847
33,420	Total Transportation			36,978,616
	U.S. Guaranteed–17.6% (5)
	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007:
225	5.000%, 8/01/21 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA (5)	229,086
1,795	5.000%, 8/01/24 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA (5)	1,827,597
3,360	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 (Pre-refunded 2/01/18) – AGC Insured	2/18 at 100.00	AA (5)	3,505,219
	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
720	6.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	748,577
1,605	6.250%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,671,720
2,190	6.500%, 12/01/37 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	2,285,177
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Refunding & Improvement Series 2009A:
210	5.375%, 5/01/34 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (5)	229,366
5,010	5.500%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (5)	5,485,449
2,500	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 2016-XG0055, 16.884%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured (IF)	9/17 at 100.00	AA+ (5)	2,730,925
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project Series 2007A:
1,435	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA- (5)	1,466,326
5,065	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA- (5)	5,175,569
4,600	5.250%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA- (5)	4,706,260
7,535	5.250%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured (UB) (4)	9/17 at 100.00	AA+ (5)	7,709,059
14      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
$ 2,215	5.250%, 2/01/28 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (5)	$2,393,418
2,215	5.250%, 2/01/29 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (5)	2,393,418
25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	AA- (5)	26,374
2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	AA- (5)	3,076,254
2,055	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary's HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (5)	2,156,414
2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	Aa3 (5)	2,159,900
65	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29 (Pre-refunded 9/15/18) – AGC Insured	9/18 at 100.00	AA (5)	69,134
	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A:
3,995	5.000%, 10/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	A- (5)	4,319,754
95	5.000%, 10/01/28 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	A- (5)	102,723
8,880	5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (5)	9,647,587
1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29 (Pre-refunded 8/01/17)	8/17 at 100.00	A+ (5)	1,018,510
61,615	Total U.S. Guaranteed			65,133,816
	Utilities–9.4%
	Frankfort Electric & Water Plant Board, Kentucky, Electric and Water Revenue Bonds, Series 2015A:
155	4.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	158,663
40	4.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	41,984
4,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	A	5,141,383
5,315	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	A	5,723,086
13,300	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B, 0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A3	13,162,877
2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	2,251,260
	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	AA	3,138,487
5	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	AA	5,326
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	256,302
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,174,010
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,227,974
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,810,419
NUVEEN      15

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
$ 380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	$439,052
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	470,711
33,245	Total Utilities			35,001,534
	Water and Sewer–8.3%
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	AAA	3,133,460
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 3443. As of 6/4/2015 Converted to Trust 2015-XF2109:
1,330	16.111%, 2/01/25 (IF) (4)	No Opt. Call	AAA	2,427,835
1,070	16.331%, 2/01/26 (IF) (4)	2/25 at 100.00	AAA	1,883,371
170	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	8/17 at 100.00	A+	170,675
	Logan/Todd Regional Water Commission, Kentucky, Revenue Bonds, Refunding Series 2016A:
1,005	5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,191,448
1,060	5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	1,264,442
1,115	5.000%, 7/01/27 – AGM Insured	No Opt. Call	AA	1,319,915
1,175	5.000%, 7/01/28 – AGM Insured	No Opt. Call	AA	1,381,929
1,240	5.000%, 7/01/29 – AGM Insured	No Opt. Call	AA	1,448,965
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	8,528,925
795	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A, 5.000%, 5/15/27	11/24 at 100.00	AA	935,325
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa3	3,083,977
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa3	3,920,377
130	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29 – AGC Insured	9/18 at 100.00	AA	136,820
25,525	Total Water and Sewer			30,827,464
$ 346,015	Total Long-Term Investments (cost $363,107,794)			376,759,985

Floating Rate Obligations–(3.0)%	(11,250,000)
Other Assets Less Liabilities–1.4%	5,257,838
Net Assets–100%	$370,767,823
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
16      NUVEEN

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$376,759,985	$ —	$376,759,985
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $351,817,138.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$15,955,362
Depreciation	(2,262,457)
Net unrealized appreciation (depreciation) of investments	$13,692,905
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      17

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–100.8%
	MUNICIPAL BONDS–100.8%
	Consumer Staples–2.6%
$ 3,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	6/17 at 100.00	B-	$2,961,280
2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	2,231,701
5,245	Total Consumer Staples			5,192,981
	Education and Civic Organizations–19.0%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,648,750
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,575	5.000%, 10/01/33	10/26 at 100.00	A1	2,918,737
2,695	5.000%, 10/01/34	10/26 at 100.00	A1	3,031,228
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	401,111
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BBB-	1,034,490
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BBB-	551,560
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BB-	817,284
1,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	1,084,110
1,060	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/20	No Opt. Call	AA+	1,195,701
4,370	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA+	4,973,453
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	1,980,558
1,000	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	1,107,610
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	574,338
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,372,480
	University of Michigan, General Revenue Bonds, Series 2015:
2,475	5.000%, 4/01/30	4/26 at 100.00	AAA	2,935,523
1,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	1,466,709
1,000	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	1,150,360
3,600	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	4,122,864
2,785	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/31	5/26 at 100.00	Aa3	3,177,379
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	A1	$ 712,725
33,960	Total Education and Civic Organizations			38,256,970
	Health Care–9.2%
1,000	Grand Traverse County Hospital Financal Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA-	1,091,030
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31	1/22 at 100.00	AA	2,313,315
365	5.000%, 1/15/42	1/22 at 100.00	AA	389,017
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A1	796,011
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,538,939
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	2,045,006
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	1,362,275
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A1	1,867,661
1,250	5.000%, 11/01/42	11/22 at 100.00	A1	1,336,388
2,295	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA-	2,574,898
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	2,132,860
16,895	Total Health Care			18,447,400
	Tax Obligation/General–20.7%
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	785,082
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,604,002
660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	Aa1	688,479
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA-	1,670,136
370	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – FGIC Insured	No Opt. Call	AA+	422,448
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,031,791
1,555	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,743,108
NUVEEN      19

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA-	$1,137,369
1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,324,068
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,220,985
1,500	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	1,742,295
1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	1,216,359
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,151,230
2,585	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2015A, 5.000%, 12/01/27	12/25 at 100.00	Aa1	3,084,784
1,765	Michigan State, General Obligation Bonds, Environmental Program, Series 2014A, 5.000%, 12/01/28	12/24 at 100.00	Aa1	2,065,544
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	619,130
1,290	5.000%, 11/01/36	No Opt. Call	AA	1,429,565
	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa2	998,380
1,020	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa2	1,004,221
1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	1,201,002
600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	685,020
1,915	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,116,247
150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA	162,599
3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AA-	3,264,474
4,670	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	5,301,944
37,695	Total Tax Obligation/General			41,670,262
	Tax Obligation/Limited–11.9%
	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA-	3,971,292
3,295	0.000%, 6/01/18 – NPFG Insured	No Opt. Call	AA-	3,225,410
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,094,320
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
$ 825	5.000%, 10/01/19	No Opt. Call	AA-	$896,791
4,070	5.000%, 10/01/39	10/24 at 100.00	AA-	4,476,634
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,217,020
3,150	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 4/15/41	10/26 at 100.00	Aa2	3,514,234
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,141,631
700	5.000%, 11/15/36	11/21 at 100.00	AA+	784,000
685	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	808,245
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,744,125
22,225	Total Tax Obligation/Limited			23,873,702
	Transportation–2.1%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	1,128,530
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	No Opt. Call	A	2,130,420
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,074,320
4,000	Total Transportation			4,333,270
	U.S. Guaranteed–18.5% (5)
800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38 (Pre-refunded 5/01/18)	5/18 at 100.00	AA+ (5)	839,208
1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	1,508,314
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	AA (5)	150,148
3,500	5.000%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	AA (5)	3,624,250
2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	2,150,380
1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 (Pre-refunded 5/01/17) – NPFG Insured	5/17 at 100.00	AA- (5)	1,687,931
450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA (5)	504,014
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	AA- (5)	184,739
2,130	5.000%, 7/01/32 (Pre-refunded 7/01/18)	7/18 at 100.00	AA- (5)	2,248,534
NUVEEN      21

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 840	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	AA (5)	$846,485
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,512,400
10	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	11,628
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	3,469,560
500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	565,830
865	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	886,919
3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A (5)	3,703,227
1,000	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA+ (5)	1,106,320
350	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (5)	383,481
	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007:
500	5.000%, 5/01/27 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	Aaa	503,860
1,200	5.000%, 5/01/36 (Pre-refunded 5/01/17) – AGM Insured	5/17 at 100.00	AAa	1,209,264
4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AAA	4,074,200
1,590	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (5)	1,773,406
1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,331,124
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 (Pre-refunded 7/01/18) – NPFG Insured	7/18 at 100.00	AA- (5)	529,350
500	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured	5/17 at 100.00	AA- (5)	503,870
35,665	Total U.S. Guaranteed			37,308,442
	Utilities–8.5%
1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	2,102,381
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	1,468,388
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,166,970
525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34	No Opt. Call	AA-	581,978
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond Trust 2016-XF0394:
$ 250	16.386%, 7/01/37 (IF) (4)	7/21 at 100.00	AA-	$358,530
800	16.386%, 7/01/37 (IF) (4)	7/21 at 100.00	AA-	1,147,296
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	A	1,149,990
1,230	5.000%, 7/01/32	7/26 at 100.00	A	1,395,804
1,000	5.000%, 7/01/33	7/26 at 100.00	A	1,130,510
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,150,930
2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,172,820
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,250,240
14,930	Total Utilities			17,075,837
	Water and Sewer–8.3%
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	Aa1	1,684,260
800	5.000%, 1/01/39	1/24 at 100.00	Aa1	893,552
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	Aa1	394,030
2,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Refunding Series 2010, 5.000%, 1/01/24	No Opt. Call	Aa1	2,369,180
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,403,600
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,132,810
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,124,660
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,669,125
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,351,675
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	414,782
2,685	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2016B, 5.000%, 10/01/25	No Opt. Call	AAA	3,257,120
245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	5/17 at 100.00	AAA	245,902
135	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	138,279
NUVEEN      23

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	$ 546,560
14,550	Total Water and Sewer			16,625,535
$ 185,165	Total Long-Term Investments (cost $196,829,564)			202,784,399

Floating Rate Obligations–(2.3)%	(4,700,000)
Other Assets Less Liabilities–1.5%	3,170,557
Net Assets–100%	$201,254,956
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$202,784,399	$ —	$202,784,399
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $191,932,729.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$ 8,452,759
Depreciation	(2,301,679)
Net unrealized appreciation (depreciation) of investments	$ 6,151,080
24      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      25

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–99.3%
	MUNICIPAL BONDS–99.3%
	Consumer Staples–2.9%
$ 3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/17 at 100.00	AA-	$3,006,270
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA-	10,527,468
11,840	Total Consumer Staples			13,533,738
	Education and Civic Organizations–12.8%
3,000	Callaway County Industrial Development Authority, Missouri, Revenue Bonds, Westminster College Project, Refunding Series 2012C, 5.250%, 8/01/37	8/22 at 100.00	N/R	3,043,680
1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	1,272,384
1,000	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA	1,009,620
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,114,893
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,201,980
1,625	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Ranken Technical College, Series 2011, 5.125%, 11/01/31	11/19 at 100.00	A	1,758,120
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB+	3,245,580
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
420	3.000%, 10/01/18	No Opt. Call	BBB-	424,036
575	3.500%, 10/01/22	No Opt. Call	BBB-	588,743
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,602,242
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,497,255
3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A-	4,291,907
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 5.000%, 10/01/39	10/23 at 100.00	A-	3,977,294
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,051,920
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 1999, 6.000%, 10/01/25	10/18 at 103.00	BBB-	1,618,950
26      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
$ 2,500	6.500%, 10/01/30	10/18 at 103.00	BBB-	$2,703,175
1,300	6.500%, 10/01/35	10/18 at 103.00	BBB-	1,402,024
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
1,500	5.000%, 10/01/38	10/25 at 100.00	AA-	1,689,375
7,000	4.000%, 10/01/42	10/25 at 100.00	AA-	7,137,620
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
600	4.000%, 10/01/36	4/27 at 100.00	AA-	614,010
1,005	5.000%, 10/01/42	4/27 at 100.00	AA-	1,135,861
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	7,392,000
2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	2,590,728
50	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/32	10/24 at 100.00	A+	47,489
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	6/18 at 100.00	N/R	981,900
	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2016A:
1,175	3.000%, 4/01/30	4/25 at 100.00	A	1,152,698
770	3.000%, 4/01/31	4/25 at 100.00	A	754,862
510	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2016C, 3.000%, 4/01/29 – BAM Insured	4/24 at 100.00	AA	505,527
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A1	871,025
56,830	Total Education and Civic Organizations			60,676,898
	Health Care–21.3%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	A	1,610,321
1,000	5.000%, 8/01/30	8/26 at 100.00	A	1,101,650
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
530	3.375%, 6/01/28	6/22 at 100.00	AA-	538,295
4,000	5.000%, 6/01/33	6/22 at 100.00	AA-	4,311,600
1,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	No Opt. Call	AA-	1,104,370
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,490	5.000%, 6/01/27	6/17 at 100.00	BB+	1,490,745
3,050	5.000%, 6/01/36	6/17 at 100.00	BB+	2,986,987
NUVEEN      27

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,600	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	N/R	$1,656,576
1,090	Citizens Memorial Hospital District of Polk County, Missouri, Hospital Revenue Bonds, Refunding Series 2012, 5.000%, 8/01/28	8/19 at 100.00	N/R	1,103,254
	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	1,252,575
4,995	5.000%, 12/01/37	12/17 at 100.00	N/R	5,001,593
	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	BBB-	1,176,941
1,000	5.750%, 9/01/23	9/19 at 100.00	BBB-	1,048,590
800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	A-	872,336
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A-	1,674,566
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016:
1,555	4.000%, 11/15/33	5/26 at 100.00	A+	1,591,076
4,030	5.000%, 11/15/34	5/26 at 100.00	A+	4,482,247
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	4,807,081
480	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	518,458
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,085,450
3,870	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	3,875,844
2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	Baa1	2,341,289
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,450	5.000%, 11/15/44	11/23 at 100.00	A2	1,570,944
2,970	5.000%, 11/15/48	11/23 at 100.00	A2	3,211,402
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,472,250
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,624,856
3,035	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	A1	3,275,190
2,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48	11/24 at 100.00	AA-	2,338,594
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	A	1,073,860
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	$2,234,180
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B:
500	3.500%, 12/01/32	No Opt. Call	A+	503,195
2,000	5.000%, 12/01/33	No Opt. Call	A+	2,271,780
500	3.625%, 12/01/34	No Opt. Call	A+	501,400
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 5.000%, 6/01/31	6/24 at 100.00	AA-	2,247,960
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A:
550	5.250%, 11/15/25	11/20 at 100.00	A+	607,887
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,739,669
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,061,430
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,043,800
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,845	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA-	1,833,358
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA-	2,706,754
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA-	3,500,301
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36	6/18 at 100.00	AA-	1,028,230
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
1,500	5.000%, 6/01/30	6/20 at 100.00	AA-	1,604,520
3,040	5.000%, 6/01/34	6/20 at 100.00	AA-	3,232,128
1,460	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	1,536,256
1,500	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 5.000%, 11/15/46	11/25 at 100.00	N/R	1,437,240
4,780	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB-	5,185,583
1,260	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	N/R	1,287,846
96,230	Total Health Care			100,762,457
	Housing/Multifamily–0.5%
1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aa1	1,401,275
NUVEEN      29

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	$ 1,043,510
2,290	Total Housing/Multifamily			2,444,785
	Housing/Single Family–0.2%
75	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	3/17 at 100.00	AA+	75,061
40	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Alternative Minimum Tax)	9/17 at 100.00	AA+	40,237
820	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	824,789
935	Total Housing/Single Family			940,087
	Industrials–0.4%
	Kennett Industrial Development Authority, Missouri, Revenue Bonds, Manac Trailers USA Inc Project, Series 2007:
1,470	4.250%, 3/01/22 (Alternative Minimum Tax)	4/17 at 100.00	A3	1,427,252
500	4.250%, 3/01/24 (Alternative Minimum Tax)	4/17 at 100.00	A3	478,140
1,970	Total Industrials			1,905,392
	Long-Term Care–7.7%
3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	2,905,331
750	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Series 2013, 4.500%, 5/01/28	5/18 at 100.00	N/R	740,880
	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F:
220	5.500%, 5/15/17	No Opt. Call	BBB-	221,133
2,000	5.750%, 5/15/31	5/17 at 100.00	BBB-	2,004,880
900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37 (WI/DD, Settling 3/30/17)	5/27 at 100.00	BB	935,784
	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,500	5.125%, 8/15/26	8/17 at 100.00	BB+	1,513,545
2,525	5.125%, 8/15/32	8/17 at 100.00	BB+	2,542,321
2,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	No Opt. Call	BB+	2,084,520
1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	BBB+	1,711,336
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,025	5.750%, 2/01/31	2/21 at 100.00	BBB+	1,133,014
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB+	3,020,105
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	BBB+	$1,564,080
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
700	5.000%, 2/01/36	2/26 at 100.00	BBB+	731,752
2,060	5.000%, 2/01/46	2/26 at 100.00	BBB+	2,131,894
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B:
700	5.000%, 2/01/34	2/26 at 100.00	BBB+	739,165
1,000	5.000%, 2/01/46	2/26 at 100.00	BBB+	1,043,860
850	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB-	860,192
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	No Opt. Call	A-	587,032
1,690	5.000%, 9/01/42	9/22 at 100.00	A-	1,778,776
2,570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	A-	2,871,795
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
700	5.375%, 9/01/21	9/17 at 100.00	BBB-	707,049
4,100	5.500%, 9/01/28	9/17 at 100.00	BBB-	4,124,887
350	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	342,244
35,175	Total Long-Term Care			36,295,575
	Tax Obligation/General–9.1%
	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
1,120	5.000%, 3/01/29	3/21 at 100.00	AA-	1,245,328
1,245	5.000%, 3/01/30	3/21 at 100.00	AA-	1,370,272
1,010	4.750%, 3/01/31	3/21 at 100.00	AA-	1,081,013
850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA-	906,891
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,114,120
1,000	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 3/01/33	3/22 at 100.00	AA-	1,121,000
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	3,857,949
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,110,340
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,600,035
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,059,540
NUVEEN      31

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	$2,253,560
1,000	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2016, 4.000%, 3/01/30	3/26 at 100.00	AA+	1,086,650
1,315	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,445,343
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,136,390
160	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	3/19 at 100.00	AA-	170,109
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA-	554,150
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,037,430
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	No Opt. Call	AA	5,617,100
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	531,065
1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,289,513
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,117,530
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,565,955
200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA-	207,102
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,341,036
2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25	4/21 at 100.00	AA+	2,685,050
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,130,330
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,126,780
1,710	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	1,091,886
40,295	Total Tax Obligation/General			42,853,467
	Tax Obligation/Limited–18.4%
	Belton, Missouri, Certificates of Participation, Series 2007:
600	4.375%, 3/01/19 – NPFG Insured	3/17 at 100.00	A3	601,278
250	4.500%, 3/01/22 – NPFG Insured	3/17 at 100.00	A3	250,765
375	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29	3/18 at 100.00	A+	388,140
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	$5,493,450
2,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	1,947,460
1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,075,132
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	386,582
500	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	506,000
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	5/17 at 100.00	N/R	1,439,378
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	548,312
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,901,893
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	3,957,520
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,600,268
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	3/21 at 100.00	N/R	902,300
	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	5/17 at 100.00	A+	340,860
715	4.500%, 11/01/22	5/17 at 100.00	A+	717,166
1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB-	1,969,791
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
820	4.875%, 3/01/33	3/23 at 100.00	BB+	830,430
885	5.000%, 3/01/38	3/23 at 100.00	BB+	899,682
925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	993,580
1,350	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26	No Opt. Call	N/R	1,264,734
1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,265,856
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,419,020
100	Kansas City School District, Missouri, Certificates of Participation, Series 2016, 3.000%, 4/01/32	4/26 at 100.00	A	94,287
2,525	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	5/17 at 100.00	N/R	2,433,241
NUVEEN      33

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project, Refunding & Improvement Series 2016E:
$ 310	3.000%, 4/01/33	4/25 at 100.00	AA-	$292,277
1,025	3.125%, 4/01/34	4/25 at 100.00	AA-	970,778
1,775	4.000%, 4/01/36	4/25 at 100.00	AA-	1,808,157
1,500	5.000%, 4/01/40	4/25 at 100.00	AA-	1,655,085
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	1,976,503
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA-	1,151,444
1,151	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	NA	1,005,551
1,159	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	No Opt. Call	N/R	166,875
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35	6/25 at 100.00	N/R	1,157,620
785	6.000%, 6/01/46	6/25 at 100.00	N/R	760,233
1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Saint Joseph Sewerage System Improvement Project, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A+	1,096,400
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,026,590
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,084,750
55	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	3/17 at 100.00	AA-	55,234
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,021,480
3,955	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/17 at 100.00	N/R	3,887,093
955	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series 2004, 5.250%, 3/01/24 – RAAI Insured	5/17 at 100.00	AA	956,910
570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	No Opt. Call	BBB	583,800
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
15,780	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA-	3,932,849
8,935	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA-	2,129,925
540	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	554,456
1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	6/17 at 100.00	A+	1,008,850
1,700	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A	1,711,730
1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	1,145,208
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44	7/24 at 100.00	N/R	$247,333
1,030	Saint Louis County Industrial Development Authority, Missouri, Transporation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32	3/22 at 100.00	N/R	988,697
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,966,050
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	721,710
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	690,300
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	654,670
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	625,410
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	530,013
345	4.000%, 4/01/30	4/25 at 100.00	A	360,149
565	4.000%, 4/01/32	4/25 at 100.00	A	582,730
585	4.000%, 4/01/33	4/25 at 100.00	A	600,871
4,300	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	4,419,712
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	5/17 at 100.00	N/R	660,310
1,600	5.500%, 11/01/27	5/17 at 100.00	N/R	1,600,576
1,850	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	5/17 at 100.00	N/R	1,851,998
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,716,847
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	602,610
106,360	Total Tax Obligation/Limited			87,186,909
	Transportation–2.8%
665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	767,177
2,000	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A-	2,204,720
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A-	3,687,320
3,210	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA-	3,398,876
NUVEEN      35

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A:
$ 1,035	5.000%, 7/01/20 – AGM Insured	7/17 at 100.00	AA	$1,049,418
2,000	5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AA	2,027,680
12,410	Total Transportation			13,135,191
	U.S. Guaranteed–9.8% (4)
2,025	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	A (4)	2,161,201
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	272,693
200	5.125%, 6/01/24 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	218,154
500	5.500%, 6/01/29 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	549,560
4,170	5.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	4,606,516
1,500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)	3/18 at 100.00	A- (4)	1,578,495
	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	410,256
500	5.125%, 10/01/30 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	513,190
1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+ (4)	1,028,920
1,840	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	1,967,107
1,025	Kansas City Metropolitan Junior College District Certificates of Participation, Series 2008, 4.500%, 7/01/21 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	1,038,612
335	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18 (ETM)	No Opt. Call	N/R (4)	343,670
500	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2008A, 5.750%, 5/01/38 (Pre-refunded 5/01/17)	5/17 at 100.00	AAA	504,525
1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17 (ETM)	No Opt. Call	N/R (4)	1,219,341
915	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	994,980
2,330	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	2,561,043
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2003B, 5.500%, 11/15/32 (Pre-refunded 11/15/18) – AGM Insured	11/18 at 100.00	AA (4)	2,156,100
36      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
$ 1,000	0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	$995,680
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	1,661,004
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	2,135,434
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39 (Pre-refunded 3/15/18)	3/18 at 100.00	AAA	3,142,710
5,820	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., , Series 2008A, 5.500%, 11/15/39 (Pre-refunded 11/15/18)	11/18 at 100.00	N/R (4)	6,276,288
2,025	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	2,210,044
2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 (Pre-refunded 4/01/17) – SYNCORA GTY Insured	4/17 at 100.00	A+ (4)	2,600,541
	Saint Joseph Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Sewerage System Improvements Project, Series 2007:
500	4.750%, 4/01/20 (Pre-refunded 4/01/17)	4/17 at 100.00	A+ (4)	501,910
390	4.750%, 4/01/21 (Pre-refunded 4/01/17)	4/17 at 100.00	A+ (4)	391,490
1,830	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	5/17 at 100.00	N/R (4)	2,081,716
3,290	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 0.000%, 3/01/26 (Pre-refunded 3/01/19)	3/19 at 66.11	N/R (4)	2,120,175
45,305	Total U.S. Guaranteed			46,241,355
	Utilities–6.0%
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	472,311
700	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2016D, 4.000%, 6/01/41	6/26 at 100.00	A	702,660
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,701,016
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	1,959,071
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,254,454
650	5.000%, 12/01/37	6/25 at 100.00	A2	721,338
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A	3,231,892
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,607,398
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,586,550
NUVEEN      37

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
$ 2,200	5.000%, 1/01/32	1/21 at 100.00	A2	$2,374,218
2,000	5.000%, 1/01/37	1/21 at 100.00	A2	2,141,040
	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Refunding Series 2016A:
570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	598,796
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	254,212
1,415	5.000%, 12/01/40	6/26 at 100.00	A2	1,568,542
3,000	4.000%, 12/01/41	6/26 at 100.00	A2	3,043,980
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA+	2,124,900
26,220	Total Utilities			28,342,378
	Water and Sewer–7.4%
725	Cape Girardeau, Missouri, Waterworks System Refunding Revenue Bonds, Series 2012A, 3.375%, 1/01/26	1/20 at 100.00	A+	735,302
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,130,230
1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	1,452,556
1,660	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,751,151
745	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010, 4.125%, 12/01/24	12/17 at 100.00	AA-	760,906
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,176,900
2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA	2,133,040
500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	12/18 at 100.00	AA+	532,480
1,980	Kansas City, Missouri, Water Revenue Bonds, Series 2017A, 3.250%, 12/01/34	12/26 at 100.00	AA+	1,951,409
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A	1,231,020
875	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	1,003,826
4,665	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AAA	5,225,266
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,220,020
470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	5/17 at 100.00	Aaa	471,758
45	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	5/17 at 100.00	Aaa	45,157
38      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 85	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	1/19 at 100.00	Aaa	$91,633
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	5/17 at 100.00	N/R	2,072,670
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016B:
1,000	3.250%, 12/01/34	12/22 at 100.00	AA	956,360
500	3.250%, 12/01/36	12/22 at 100.00	AA	470,655
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
285	4.000%, 12/01/31	12/25 at 100.00	AA	295,240
1,465	5.000%, 12/01/32	12/25 at 100.00	AA	1,666,159
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA	1,530,135
33,140	Total Water and Sewer			34,903,873
$ 469,000	Total Long-Term Investments (cost $450,014,305)			469,222,105

Other Assets Less Liabilities–0.7%	3,311,341
Net Assets–100%	$472,533,446
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$469,222,105	$ —	$469,222,105
NUVEEN      39

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $449,081,523.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$23,899,172
Depreciation	(3,758,590)
Net unrealized appreciation (depreciation) of investments	$20,140,582
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
40      NUVEEN

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–98.3%
	MUNICIPAL BONDS–98.3%
	Consumer Staples–3.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$ 17,315	5.125%, 6/01/24	6/17 at 100.00	B-	$16,400,249
1,000	5.875%, 6/01/47	6/17 at 100.00	B-	968,720
18,315	Total Consumer Staples			17,368,969
	Education and Civic Organizations–7.4%
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,476,935
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	2,959,953
2,000	Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%, 5/01/21	No Opt. Call	Aa3	2,286,020
2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,834,725
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,007,424
2,915	5.000%, 9/01/41	9/26 at 100.00	AA	3,316,600
1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,151,611
625	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA-	685,088
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,305,995
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,135,170
645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A+	685,874
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 15.078%, 12/01/43 (IF) (4)	12/22 at 100.00	A+	1,747,250
500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A3	539,765
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A+	2,767,250
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,518,514
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,691,050
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,127,350
NUVEEN      41

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
$ 1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	$1,290,565
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,350,085
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,022,290
1,740	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	AA-	2,039,384
37,705	Total Education and Civic Organizations			42,938,898
	Health Care–13.2%
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
250	5.000%, 6/01/38	6/20 at 100.00	AA-	267,568
3,050	5.250%, 6/01/38	6/20 at 100.00	AA-	3,296,836
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22	11/20 at 100.00	A	847,133
2,760	5.500%, 11/01/40	11/20 at 100.00	A	3,045,826
850	Butler County, Ohio, Hospital Faciliteis Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	No Opt. Call	A+	927,418
1,600	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	1,674,592
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	11,175,191
470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	531,612
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	126,306
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
400	5.000%, 11/15/38	11/18 at 100.00	AA-	417,348
305	5.125%, 11/15/40	11/18 at 100.00	AA-	318,759
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA-	3,745,861
930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	996,941
7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	AA-	7,437,850
750	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	A3	776,033
1,855	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	5/17 at 100.00	A3	1,859,081
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	2,072,500
2,480	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	2,672,522
42      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 6,150	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	$6,599,749
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 2015-XF0105:
5,625	18.208%, 1/01/39 (IF)	1/19 at 100.00	AA-	7,270,425
700	18.208%, 1/01/43 (IF)	1/18 at 100.00	AA-	791,336
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,465	5.000%, 1/15/28	1/23 at 100.00	A	1,635,863
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,881,812
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
500	5.500%, 12/01/28	12/18 at 100.00	A-	530,450
1,305	5.750%, 12/01/35	12/18 at 100.00	A-	1,384,892
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A2	1,848,909
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
3,500	5.000%, 12/01/37	No Opt. Call	Baa3	3,587,675
5,500	5.000%, 12/01/42	No Opt. Call	Baa3	5,620,945
69,875	Total Health Care			76,341,433
	Housing/Multifamily–1.5%
500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC - Bowling Green State University Project, Series 2010, 5.750%, 6/01/31	6/20 at 100.00	BBB-	530,245
795	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	5/17 at 100.00	N/R	724,722
1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	1,872,850
2,175	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aa1	2,231,071
3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,067,500
8,275	Total Housing/Multifamily			8,426,388
	Housing/Single Family–0.1%
390	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	400,335
	Industrials–1.6%
465	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	11/17 at 100.00	BBB+	466,446
3,500	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	B	3,365,635
NUVEEN      43

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc. Project, Series 2009-5:
$ 1,455	5.000%, 6/01/22	12/19 at 100.00	AA+	$1,589,646
1,645	5.000%, 12/01/24	12/19 at 100.00	AA+	1,795,369
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	1,923,904
8,665	Total Industrials			9,141,000
	Long-Term Care–0.8%
1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB-	1,617,017
3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	3,301,206
4,585	Total Long-Term Care			4,918,223
	Tax Obligation/General–13.6%
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	672,329
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006:
535	5.250%, 12/01/19 – FGIC Insured	No Opt. Call	Aa2	593,882
380	5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	467,769
300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding School Improvement Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	335,088
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	688,460
2,000	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-1, 5.000%, 7/01/26	No Opt. Call	AAA	2,459,140
5,000	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-3, 5.000%, 2/15/28	2/27 at 100.00	AAA	6,097,700
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	6,082,850
580	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AAA	598,253
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,202,210
450	5.000%, 12/01/24	No Opt. Call	Aaa	547,605
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	7,194,660
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	4,985,500
1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,133,960
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	317,785
850	0.000%, 12/01/30	No Opt. Call	Aa2	516,180
44      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38	1/22 at 100.00	AA	$1,107,780
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	6/19 at 100.00	Aa1	782,596
755	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	828,809
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	1,921,327
230	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	253,515
1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 – AMBAC Insured	12/18 at 100.00	Baa2	1,068,230
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	876,940
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Apprication Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	862,680
1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	A1	1,426,806
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	301,279
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,805,442
530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	A1	573,280
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40	12/23 at 100.00	Aa2	1,848,273
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	851,592
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,337,960
2,895	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2016S, 5.000%, 5/01/19	No Opt. Call	AAA	3,146,575
5,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2016A, 5.000%, 12/15/24	No Opt. Call	AA+	6,047,650
1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,125,930
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obigation Bonds, School Facilities Construction & Improvement Series 2016:
1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	1,146,650
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,145,112
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
610	5.000%, 12/01/33	12/22 at 100.00	AA-	653,042
1,305	5.000%, 12/01/42	12/22 at 100.00	AA-	1,392,892
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	Aa2	1,931,052
NUVEEN      45

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	$4,059,826
500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AA	509,960
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46	12/25 at 100.00	Aa3	5,501,471
70,105	Total Tax Obligation/General			78,400,040
	Tax Obligation/Limited–19.3%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
730	5.000%, 12/01/21	12/18 at 100.00	N/R	745,826
950	5.000%, 12/01/25	12/18 at 100.00	N/R	970,207
1,165	5.000%, 12/01/30	12/18 at 100.00	N/R	1,187,916
1,790	5.000%, 12/01/35	12/18 at 100.00	N/R	1,817,870
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27	10/23 at 100.00	AA	1,154,251
1,150	5.000%, 10/01/30	10/23 at 100.00	AA	1,322,189
1,205	5.000%, 10/01/31	10/23 at 100.00	AA	1,381,484
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA	3,377,370
1,630	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	5/17 at 100.00	AA	1,634,939
	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,495,718
1,645	5.000%, 12/01/28 – AGM Insured	12/20 at 100.00	AA	1,749,885
	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A:
500	4.500%, 12/01/27	12/19 at 100.00	BBB	511,370
685	5.000%, 12/01/32	12/19 at 100.00	BBB	713,955
555	5.000%, 12/01/36	12/19 at 100.00	BBB	567,288
	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	Aa2	3,069,400
3,250	5.000%, 12/01/27	12/20 at 100.00	Aa2	3,646,435
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	1,171,810
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,096,813
1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	1,827,774
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,590,894
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,207,891
46      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,700	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	$1,786,989
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,319,730
	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
245	5.000%, 12/01/26	12/17 at 100.00	Aa1	252,130
210	5.000%, 12/01/27	12/17 at 100.00	Aa1	215,960
10,345	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	11,774,782
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AAA	2,028,509
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AAA	1,213,275
1,105	5.000%, 12/01/33	12/25 at 100.00	AAA	1,270,385
2,250	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,649,330
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	367,855
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,232,846
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,184,085
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,390,771
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	5,948,674
26,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Mandatory Put 1/01/23)	1/23 at 100.00	AA	29,525,928
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	317,080
855	0.000%, 9/01/28	No Opt. Call	Aa2	599,740
2,635	5.000%, 9/01/31	9/19 at 100.00	Aa2	2,834,153
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,238,523
1,100	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,106,655
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	No Opt. Call	AA	2,047,460
400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	407,808
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,620,094
800	5.000%, 12/01/24	12/22 at 100.00	AA+	917,664
NUVEEN      47

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
$ 1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	$1,175,300
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,167,740
103,295	Total Tax Obligation/Limited			111,834,751
	Transportation–7.7%
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29	No Opt. Call	A-	7,719,180
1,000	5.000%, 1/01/30	1/22 at 100.00	A-	1,098,450
3,450	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	3,792,930
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,813,250
3,500	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,789,800
7,725	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A-	8,144,467
11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA	13,187,350
2,450	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	A+	2,776,120
39,625	Total Transportation			44,321,547
	U.S. Guaranteed–11.4% (5)
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
945	5.000%, 2/15/31 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	983,358
4,705	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	4,907,268
1,000	Beavercreek City School District, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	AA (5)	1,088,690
1,380	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	1,582,115
4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	4,495,666
1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	1,052,080
	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
1,970	5.000%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	2,033,926
1,790	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,848,086
3,160	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/28 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	3,262,542
48      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2009:
$ 3,000	5.000%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	$3,307,770
3,000	5.250%, 11/01/40 (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	3,327,510
3,180	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Series 2008A, 5.000%, 11/01/40 (Pre-refunded 11/01/18)	11/18 at 100.00	AA (5)	3,397,130
400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 (Pre-refunded 12/01/17) – NPFG Insured	12/17 at 100.00	AA+ (5)	412,980
1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 (Pre-refunded 12/01/17) – AMBAC Insured	12/17 at 100.00	Aa1 (5)	1,034,340
1,000	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2008, 5.375%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (5)	1,078,300
2,500	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 (Pre-refunded 6/01/17) – CIFG Insured	6/17 at 100.00	AA (5)	2,528,175
	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,905,207
1,100	5.125%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,200,628
630	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (5)	673,867
1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	AA- (5)	1,780,976
2,380	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40 (Pre-refunded 10/01/18)	10/18 at 100.00	AA (5)	2,535,414
5,600	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 (Pre-refunded 12/01/17) – SYNCORA GTY Insured	12/17 at 100.00	A (5)	5,769,848
865	Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 (Pre-refunded 12/01/17) – AMBAC Insured	12/17 at 100.00	Aa3 (5)	892,940
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)	6/17 at 100.00	Aa1 (5)	1,011,380
1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/36 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa3 (5)	1,076,120
2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (5)	2,226,817
500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (5)	539,795
530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	557,809
1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Refunding School Improvement Series 2007, 5.000%, 12/01/35 (Pre-refunded 6/01/17) – SYNCORA GTY Insured	6/17 at 100.00	AA- (5)	1,011,380
1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,633,035
NUVEEN      49

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 600	Saint Marys City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2008, 5.000%, 12/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	$631,482
800	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2008, 5.750%, 2/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	A2 (5)	837,984
1,300	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 (Pre-refunded 6/01/17) – AGC Insured	6/17 at 100.00	AA (5)	1,315,626
735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1 (5)	842,935
	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009:
690	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	753,121
310	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	A+ (5)	338,359
2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	AA (5)	2,143,180
62,415	Total U.S. Guaranteed			66,017,839
	Utilities–4.5%
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
55	5.000%, 2/15/31	2/18 at 100.00	A1	56,819
295	5.250%, 2/15/43	2/18 at 100.00	A1	304,989
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,647,690
6,500	American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,191,795
2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	AA-	2,080,220
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA-	2,368,578
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	AA-	3,006,150
2,800	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A-	3,046,624
500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	CCC+	175,000
5,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	CCC+	1,750,000
4,420	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB-	4,609,927
35,310	Total Utilities			26,237,792
	Water and Sewer–14.2%
1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	1,467,381
50      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,730	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa3	$1,981,248
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41	12/26 at 100.00	AAA	4,979,084
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
1,500	5.000%, 1/01/24	1/22 at 100.00	Aa2	1,711,095
775	5.000%, 1/01/26	1/22 at 100.00	Aa2	877,936
1,000	5.000%, 1/01/27	1/22 at 100.00	Aa2	1,127,410
7,170	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	7,868,215
2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,764,692
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
8,065	5.000%, 6/01/30	6/26 at 100.00	AA+	9,546,218
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	7,923,352
450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	481,082
1,745	Lebanon, Ohio, Waterworks System Revenue Bonds, Improvement and Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	1,954,260
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,022,980
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA+	9,564,540
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 16.354%, 11/15/43 (IF)	5/23 at 100.00	AA+	4,652,625
2,975	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016, 5.000%, 6/01/29	12/26 at 100.00	AAA	3,585,381
	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2016B:
2,780	5.000%, 12/01/33	12/26 at 100.00	AAA	3,278,148
1,895	5.000%, 12/01/34	12/26 at 100.00	AAA	2,223,991
	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25	12/19 at 100.00	Aa1	1,539,824
1,475	5.000%, 12/01/26	12/19 at 100.00	Aa1	1,614,859
3,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	3,578,198
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2016A, 5.000%, 6/01/26	No Opt. Call	AAA	6,101,600
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,315,543
70,410	Total Water and Sewer			82,159,662
$ 528,970	Total Long-Term Investments (cost $546,690,991)			568,506,877

Other Assets Less Liabilities–1.7%	10,089,246
Net Assets–100%	$578,596,123
NUVEEN      51

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$568,506,877	$ —	$568,506,877
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $546,829,791.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$29,163,999
Depreciation	(7,486,913)
Net unrealized appreciation (depreciation) of investments	$21,677,086
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(IF)	Inverse floating rate investment.
52      NUVEEN

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS–98.3%
	MUNICIPAL BONDS–98.3%
	Consumer Staples–2.8%
$ 785	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	N/R	$784,883
720	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	6/17 at 100.00	N/R	720,475
500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	5/17 at 100.00	B+	493,170
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	323,530
1,060	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	No Opt. Call	N/R	1,082,970
3,380	Total Consumer Staples			3,405,028
	Education and Civic Organizations–4.2%
	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
300	5.000%, 10/01/28	10/19 at 100.00	AAA	327,270
1,000	5.000%, 10/01/34	10/19 at 100.00	AAA	1,093,040
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BB+	1,082,270
1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,350,817
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	5/17 at 100.00	BBB	1,002,280
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/39	7/26 at 100.00	Baa2	263,628
4,850	Total Education and Civic Organizations			5,119,305
	Health Care–7.6%
440	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	447,247
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	A+	1,087,510
810	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%, 8/15/34	8/23 at 100.00	BBB-	851,148
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	293,940
1,500	4.000%, 12/01/35	6/24 at 100.00	A+	1,538,925
NUVEEN      53

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118:
$ 1,000	16.097%, 4/01/34 (IF) (4)	4/19 at 100.00	AA-	$1,186,600
250	12.096%, 4/01/42 (IF) (4)	10/22 at 100.00	AA-	264,500
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
585	5.000%, 2/15/26	No Opt. Call	A-	636,053
890	5.000%, 2/15/40	2/22 at 100.00	A-	932,960
10	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30	8/25 at 100.00	A3	11,245
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA-	1,069,880
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,083,630
8,735	Total Health Care			9,403,638
	Housing/Multifamily–8.6%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,051,480
1,750	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	1,804,775
1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	1,454,106
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds,Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	No Opt. Call	A	2,140,100
970	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/17 at 100.00	AA	970,844
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,140,321
10,225	Total Housing/Multifamily			10,561,626
	Industrials–1.0%
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
420	5.500%, 12/01/22	12/18 at 100.00	B	422,692
65	5.250%, 12/01/25	12/23 at 100.00	B	65,568
465	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B	471,882
300	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	314,508
1,250	Total Industrials			1,274,650
	Long-Term Care–7.5%
1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc., Series 2011, 6.650%, 9/01/43	9/18 at 101.00	N/R	1,023,480
54      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30	3/20 at 101.00	N/R	$502,155
1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	BBB+	1,846,618
185	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc., Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB+	192,531
1,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	1,737,384
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	1,964,480
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,014,760
9,085	Total Long-Term Care			9,281,408
	Materials–1.2%
1,385	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,462,269
	Tax Obligation/Limited–39.9%
650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	3/18 at 100.00	N/R	662,136
	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2011B:
1,000	3.850%, 9/01/20	9/18 at 100.00	A1	1,031,770
500	3.700%, 9/01/21	9/18 at 100.00	A1	513,165
	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2012:
100	1.850%, 9/01/18	No Opt. Call	A1	101,314
500	2.750%, 9/01/22	9/20 at 100.00	A1	510,935
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	2,710,750
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	A	1,036,000
350	5.250%, 1/01/36	1/22 at 100.00	A	365,306
2,190	5.125%, 1/01/42	1/22 at 100.00	A	2,265,664
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BBB+	1,126,340
845	5.000%, 12/01/34	12/26 at 100.00	BBB+	904,902
1,205	5.000%, 12/01/46	12/26 at 100.00	BBB+	1,285,434
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	797,270
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,265,225
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (Alternative Minimum Tax)	5/17 at 100.00	A1	677,538
NUVEEN      55

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,300	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	A1	$1,309,997
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	906,696
500	5.000%, 11/15/31	11/26 at 100.00	A+	566,130
550	5.000%, 11/15/32	11/26 at 100.00	A+	618,860
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
550	5.500%, 2/01/21	No Opt. Call	AA-	603,741
2,500	6.500%, 2/01/31	2/19 at 102.00	AA-	2,750,525
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	5/17 at 100.00	Ca	501,065
1,935	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA-	2,343,324
2,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,357,055
	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A:
1,000	5.250%, 10/01/21	5/17 at 100.00	A2	1,003,000
1,230	4.700%, 10/01/21	5/17 at 100.00	A2	1,233,825
1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	5/17 at 100.00	A2	1,002,260
	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016:
2,500	5.000%, 12/15/30	6/26 at 100.00	A1	2,894,325
2,500	5.000%, 12/15/31	6/26 at 100.00	A1	2,883,200
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	1,478,200
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
3,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	4,596,976
865	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	1,003,045
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	A3	818,127
2,170	5.000%, 12/15/28	12/22 at 100.00	A3	2,379,014
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,438,399
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,199,209
49,665	Total Tax Obligation/Limited			49,140,722
	Transportation–5.4%
1,500	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.750%, 10/01/43 – AGM Insured	10/23 at 100.00	AA	1,730,460
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,137,200
56      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 600	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB-	$631,206
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	5/17 at 100.00	N/R	501,270
130	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	135,595
435	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	465,424
610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	645,173
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB-	1,028,570
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	381,341
6,130	Total Transportation			6,656,239
	U.S. Guaranteed–10.7% (5)
	Guam Government, General Obligation Bonds, Series 2007A:
1,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	1,030,340
500	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	515,615
	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009:
1,150	5.500%, 2/15/29 (Pre-refunded 2/15/19)	2/19 at 100.00	A3 (5)	1,250,384
2,550	5.875%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A3 (5)	2,791,153
	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
280	4.625%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (5)	298,217
220	4.625%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A2 (5)	234,234
1,000	4.750%, 12/01/32 (Pre-refunded 12/01/18)	12/18 at 100.00	A2 (5)	1,067,240
	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
900	5.500%, 12/15/18 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	972,765
1,220	5.500%, 12/15/20 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	1,407,599
665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R (5)	781,907
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,176,240
NUVEEN      57

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	February 28, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	$ 1,588,869
11,835	Total U.S. Guaranteed			13,114,563
	Utilities–4.3%
995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 0.000%, 4/01/41	No Opt. Call	CCC+	348,250
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,539,601
860	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	CCC+	301,000
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory Put 12/03/18)	No Opt. Call	CCC+	350,000
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40	No Opt. Call	CCC+	92,750
370	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	422,392
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	7/17 at 100.00	BB-	842,100
1,250	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	A1	1,419,588
7,315	Total Utilities			5,315,681
	Water and Sewer–5.1%
1,700	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	1,802,442
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	1,096,720
3,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	3,417,908
5,940	Total Water and Sewer			6,317,070
$ 119,795	Total Long-Term Investments (cost $120,280,985)			121,052,199

Other Assets Less Liabilities–1.7%	2,142,939
Net Assets–100%	$123,195,138
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1–Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2–Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Level 3–Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$121,052,199	$ —	$121,052,199
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $120,260,871.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:
Gross unrealized:
Appreciation	$ 4,764,327
Depreciation	(3,972,999)
Net unrealized appreciation (depreciation) of investments	$ 791,328
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 28, 2017